Form N-1A Cover	Dec. 16, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	0001635295
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2024
Prospectus Date	Aug. 30, 2024
Supplement to Prospectus [Text Block]	BNY MELLON ABSOLUTE INSIGHT FUNDS, INC. -BNY Mellon Core Plus Fund Supplement to Current Summary Prospectus and Prospectus